Income Taxes (Schedule Of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Abstract]
The Company and its Israeli subsidiaries	$ 20,060	$ 19,680	$ (2,664)
Non-Israeli subsidiaries	17,629	8,154	18,726
Income before income tax	$ 37,689	$ 27,864	$ 16,062